Financial Instrument - Summary of Year End Trade and Other Receivable (Detail) - Credit risk [member] ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	₨ 94,745	$ 1,256	₨ 107,751
Financial assets neither past due nor impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	29,702	393	64,349
Financial assets past due but not impaired [member] | Not later than one month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	7,941	105	8,728
Financial assets past due but not impaired [member] | Later than one month and not later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	14,271	189	3,359
Financial assets past due but not impaired [member] | Later than three months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	16,858	224	5,992
Financial assets past due but not impaired [member] | Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	₨ 25,973	$ 345	₨ 25,323